(Losses) gains on derivative instruments and other financial items, net (Losses) gains on derivative instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) gains on derivative instruments	$ (12,258)	$ 580
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) gains on derivative instruments	6,059	1,056
Earn-out Units
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) gains on derivative instruments	(7,400)	2,000
Equity Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) gains on derivative instruments	(10,757)	(3,841)
Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) gains on derivative instruments	$ (160)	$ 1,365